UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

               For the monthly distribution period from Due Period April 2 - May 1, 2007

        Commission File Number of issuing entity:  333-139462-01

                      Impac Secured Assets Corp.,
              Mortgage Pass-Through Certificates Series 2007-2
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-1394628

                       Impac Secured Assets Corp
         (Exact name of depositor as specified in its Charter)

                          Impac Funding Corporation
          (Exact name of sponsor as specified in its Charter)

                                New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                         Remic 1 20-8726005
                         Remic 2 20-8726049
                         Remic 3 20-8726086
                         Remic 4 20-8726127
                (I.R.S. Employer Identification No.)

       Care of Deutsche Bank National Trust Company as Trustee
               1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                                   92705
                                 (Zip Code)


   Registrant's Telephone Number, Including Area Code:  (949) 475-3600

                                  NONE
     (Former name or former address, if changed since last report)


                Registered / reporting pursuant to (check one)
                Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
Title of Class                                             (if Section 12(b))
Class 1-A1-A      [ ]             [ ]             [X]        Not Applicable
Class 1-A1-B      [ ]             [ ]             [X]        Not Applicable
Class 1-A1-C      [ ]             [ ]             [X]        Not Applicable
Class 1-AM        [ ]             [ ]             [X]        Not Applicable
Class 2-A         [ ]             [ ]             [X]        Not Applicable
Class 1-M-1       [ ]             [ ]             [X]        Not Applicable
Class 1-M-2       [ ]             [ ]             [X]        Not Applicable
Class 1-M-3       [ ]             [ ]             [X]        Not Applicable
Class 1-M-4       [ ]             [ ]             [X]        Not Applicable
Class 1-M-5       [ ]             [ ]             [X]        Not Applicable
Class 1-M-6       [ ]             [ ]             [X]        Not Applicable
Class 1-M-7       [ ]             [ ]             [X]        Not Applicable
Class 1-M-8       [ ]             [ ]             [X]        Not Applicable


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]


PART I  DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         None.

PART II  OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10D:

             Statement to Certificateholders on May 25, 2007 is filed as Exhibit 99.1 hereto.

         (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above in the Exhibit Index that immediately follows the signature page hereof.

                               SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                           Impac Secured Assets Corp.,
                                           (Depositor)


                                           /s/ Mario Fegan
                                           Name: Mario Fegan
                                           Title: Vice President


     Date:  June 6, 2007